Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	As at March 31
Particulars	2018	2019
Trade and other receivables, net	49,204	46,819
Due from employees	108	326
Security deposits, net	6,704	6,550
Interest accrued on term deposits	2,299	1,767
Total	58,315	55,462
Non-current	1,929	2,267
Current	56,386	53,195
Total	58,315	55,462